FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	12 Months Ended
Dec. 31, 2020
Financial liabilities at fair value through profit or loss
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables) [Line Items]
Schedule of Trading and Other Financial Liabilities and Fair Value Through Profit or Loss

	2020	2019
	£m	£m
Liabilities designated at fair value through profit or loss: debt securities in issue	6,828	7,531
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	14,996	11,048
Other deposits	6	98
Short positions in securities	816	2,809
	15,818	13,955
Total financial liabilities at fair value through profit or loss	22,646	21,486